CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CNY (¥)	Share capital [member]	Capital reserve Sinopec Assets Management Corporation ("SAMC")	Capital reserve	Share premium	Statutory surplus reserve	Discretionary surplus reserve	Other reserves	Retained earnings Sinopec Assets Management Corporation ("SAMC")	Retained earnings	Total equity attributable to owners of the Company [member] Sinopec Assets Management Corporation ("SAMC")	Total equity attributable to owners of the Company [member]	Non-controlling interests Sinopec Assets Management Corporation ("SAMC")	Non-controlling interests	Sinopec Assets Management Corporation ("SAMC")	Total
Balance at beginning of year at Dec. 31, 2015	¥ 121,071,000,000		¥ 28,341,000,000	¥ 55,850,000,000	¥ 79,640,000,000	¥ 117,000,000,000	¥ (6,781,000,000)		¥ 281,076,000,000		¥ 676,197,000,000		¥ 111,964,000,000		¥ 788,161,000,000
Net income									46,672,000,000		46,672,000,000		12,772,000,000		59,444,000,000
Other comprehensive income (Note 11)							7,052,000,000				7,052,000,000		(719,000,000)		6,333,000,000
Total comprehensive income for the year							7,052,000,000		46,672,000,000		53,724,000,000		12,053,000,000		65,777,000,000
Contributions by and distributions to owners:
Final dividend									(7,264,000,000)		(7,264,000,000)				(7,264,000,000)
Interim dividend									(9,565,000,000)		(9,565,000,000)				(9,565,000,000)
Appropriation (Note 41(c))					0
Distributions to non-controlling interests		¥ (2,137,000,000)								¥ (2,137,000,000)		¥ 2,137,000,000	(6,146,000,000)		(6,146,000,000)
Profit distribution to SAMC (Note 33)								¥ 47,000,000		¥ 47,000,000		¥ 39,000,000		¥ 86,000,000	46,672,000,000
Total contributions by and distributions to owners			(2,137,000,000)						(16,876,000,000)		(19,013,000,000)		(4,048,000,000)		(23,061,000,000)
Changes in ownership interests in subsidiaries that do not result in a loss of control:
Transaction with non-controlling interests			(30,000,000)								(30,000,000)		263,000,000		233,000,000
Total changes in ownership interests in subsidiaries that do not result in a loss of control			(30,000,000)								(30,000,000)		263,000,000		233,000,000
Total transactions with owners			(2,167,000,000)						(16,876,000,000)		(19,043,000,000)		(3,785,000,000)		(22,828,000,000)
Others			116,000,000				153,000,000		(153,000,000)		116,000,000		9,000,000		125,000,000
Balance at end of year at Dec. 31, 2016	121,071,000,000		26,290,000,000	55,850,000,000	79,640,000,000	117,000,000,000	424,000,000		310,719,000,000		710,994,000,000		120,241,000,000		831,235,000,000
Net income									51,244,000,000		51,244,000,000		19,174,000,000		70,418,000,000
Other comprehensive income (Note 11)							(3,481,000,000)				(3,481,000,000)		(895,000,000)		(4,376,000,000)
Total comprehensive income for the year							(3,481,000,000)		51,244,000,000		47,763,000,000		18,279,000,000		66,042,000,000
Contributions by and distributions to owners:
Final dividend									(20,582,000,000)		(20,582,000,000)				(20,582,000,000)
Interim dividend									(12,107,000,000)		(12,107,000,000)				(12,107,000,000)
Appropriation (Note 41(c))					3,042,000,000				(3,042,000,000)						0
Distributions to non-controlling interests													(12,501,000,000)		(12,501,000,000)
Profit distribution to SAMC (Note 33)									51,244,000,000						51,244,000,000
Total contributions by and distributions to owners					3,042,000,000				(35,731,000,000)		(32,689,000,000)		(12,501,000,000)		(45,190,000,000)
Changes in ownership interests in subsidiaries that do not result in a loss of control:
Transaction with non-controlling interests			(13,000,000)								(13,000,000)		724,000,000		711,000,000
Total changes in ownership interests in subsidiaries that do not result in a loss of control			(13,000,000)								(13,000,000)		724,000,000		711,000,000
Total transactions with owners			(13,000,000)		3,042,000,000				(35,731,000,000)		(32,702,000,000)		(11,777,000,000)		(44,479,000,000)
Others			49,000,000				123,000,000		(107,000,000)		65,000,000		27,000,000		92,000,000
Balance at end of year at Dec. 31, 2017	121,071,000,000		26,326,000,000	55,850,000,000	82,682,000,000	117,000,000,000	(2,934,000,000)		326,125,000,000		726,120,000,000		126,770,000,000		852,890,000,000
Change in accounting policy (Note1(a)) | Change in accounting policy (Note 1(a))							(12,000,000)		12,000,000
Balance as of January 1, 2018 | Change in accounting policy (Note 1(a))							(2,946,000,000)		326,137,000,000
Balance as of January 1, 2018	121,071,000,000		26,326,000,000	55,850,000,000	82,682,000,000	117,000,000,000					726,120,000,000		126,770,000,000		852,890,000,000
Net income									61,618,000,000		61,618,000,000		17,279,000,000		78,897,000,000
Other comprehensive income (Note 11)							(7,618,000,000)				(7,618,000,000)		994,000,000		(6,624,000,000)
Total comprehensive income for the year							(7,618,000,000)		61,618,000,000		54,000,000,000		18,273,000,000		72,273,000,000
Amounts transferred to cash flow hedge reserves initially recognized by hedged items							5,269,000,000				5,269,000,000				5,269,000,000
Contributions by and distributions to owners:
Final dividend									(48,428,000,000)		(48,428,000,000)				(48,428,000,000)
Interim dividend									(19,371,000,000)		(19,371,000,000)				(19,371,000,000)
Appropriation (Note 41(c))					3,996,000,000				(3,996,000,000)						0
Distributions to non-controlling interests													(7,476,000,000)		(7,476,000,000)
Contributions to subsidiaries from non-controlling interests													2,060,000,000		2,060,000,000
Profit distribution to SAMC (Note 33)									61,618,000,000						61,618,000,000
Total contributions by and distributions to owners					3,996,000,000				(71,795,000,000)		(67,799,000,000)		(5,416,000,000)		(73,215,000,000)
Changes in ownership interests in subsidiaries that do not result in a loss of control:
Transaction with non-controlling interests			(12,000,000)								(12,000,000)		(299,000,000)		(311,000,000)
Total transactions with owners			(12,000,000)		3,996,000,000				(71,795,000,000)		(67,811,000,000)		(5,715,000,000)		(73,526,000,000)
Others			(261,000,000)				818,000,000		(851,000,000)		(294,000,000)		(77,000,000)		(371,000,000)
Balance at end of year at Dec. 31, 2018	¥ 121,071,000,000		¥ 26,053,000,000	¥ 55,850,000,000	¥ 86,678,000,000	¥ 117,000,000,000	¥ (4,477,000,000)		¥ 315,109,000,000		¥ 717,284,000,000		¥ 139,251,000,000		¥ 856,535,000,000